RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Trade payables and accrued expenses	$ 90	$ 58
Amounts charged to research and development expenses	$ 139	$ 141	$ 147